UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                                        FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-09759
                                                    --------------------------

                  Principal Partners MidCap Growth Fund, Inc
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                  711 High Street, Des Moines, IA 50392-2080
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(Address of principal executive offices)                            (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                  -------------------

Date of fiscal year end:           October 31, 2005
                                   ---------------------------

Date of reporting period:          January 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL PARTNERS MIDCAP GROWTH FUND, INC.

                          JANUARY 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (99.60%)
AIRLINES (1.02%)
                                                                        $
 Southwest Airlines                                   24,210                350,561
APPAREL MANUFACTURERS (1.75%)
 Coach /1/                                            10,760                603,636
APPLICATIONS SOFTWARE (1.29%)
 Citrix Systems /1/                                   12,520                268,554
 Mercury Interactive /1/                               4,030                176,393
                                                                            444,947
AUDIO & VIDEO PRODUCTS (0.76%)
 Harman International Industries                       2,140                260,331
BEVERAGES-WINE & SPIRITS (0.56%)
 Constellation Brands /1/                              3,710                192,623
BUILDING PRODUCTS-AIR & HEATING (0.60%)
 American Standard /1/                                 5,150                206,206
BUSINESS TO BUSINESS-E COMMERCE (0.61%)
 Ariba /1/                                            15,100                209,588
CASINO HOTELS (3.10%)
 MGM Mirage /1/                                        5,490                394,237
 Station Casinos                                       5,960                366,540
 Wynn Resorts /1/                                      4,680                306,821
                                                                          1,067,598
CASINO SERVICES (0.70%)
 Scientific Games /1/                                  9,370                240,996
CELLULAR TELECOMMUNICATIONS (1.24%)
 Alamosa Holdings /1/                                 14,920                190,976
 NII Holdings /1/                                      4,370                235,106
                                                                            426,082
CHEMICALS-DIVERSIFIED (0.73%)
 Lyondell Chemical                                     8,500                250,070
CIRCUIT BOARDS (0.54%)
 Benchmark Electronics /1/                             5,830                186,385
COAL (0.43%)
 Peabody Energy                                        1,760                149,160
COMMERCIAL BANKS (1.95%)
 City National                                         2,830                197,506
 Silicon Valley Bancshares /1/                         4,260                185,906
 UCBH Holdings                                         6,510                286,896
                                                                            670,308
COMMERCIAL SERVICES (0.81%)
 Alliance Data Systems /1/                             6,460                280,493
COMMUNICATIONS SOFTWARE (1.20%)
 Avid Technology /1/                                   6,550                412,978
COMPUTER SERVICES (1.04%)
 Cognizant Technology Solutions /1/                    9,490                359,671
COMPUTERS (2.32%)
 Apple Computer /1/                                   10,390                798,991
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS-MISCELLANEOUS (0.72%)
                                                                        $
 Clorox                                                4,180                248,376
DATA PROCESSING & MANAGEMENT (1.87%)
 Choicepoint /1/                                       5,420                249,320
 Global Payments                                       4,510                258,378
 SEI Investments                                       3,650                136,364
                                                                            644,062
DENTAL SUPPLIES & EQUIPMENT (0.83%)
 Patterson /1/                                         6,180                287,864
DIAGNOSTIC KITS (0.56%)
 Dade Behring Holdings /1/                             3,360                192,024
DISPOSABLE MEDICAL PRODUCTS (1.56%)
 C.R. Bard                                             7,920                536,976
DISTRIBUTION-WHOLESALE (0.88%)
 CDW                                                   5,180                303,030
DIVERSIFIED MANUFACTURING OPERATIONS (1.81%)
 Pentair                                               7,920                351,015
 Roper Industries                                      4,690                272,301
                                                                            623,316
E-COMMERCE-PRODUCTS (0.41%)
 Overstock.com /1/                                     2,730                142,424
E-COMMERCE-SERVICES (1.37%)
 Monster Worldwide /1/                                15,080                471,853
ELECTRIC PRODUCTS-MISCELLANEOUS (0.54%)
 Ametek                                                4,890                186,798
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.22%)
 Sanmina /1/                                          12,120                 74,902
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.36%)
 Altera /1/                                           19,440                373,248
 PMC - Sierra /1/                                     42,840                440,395
                                                                            813,643
FIDUCIARY BANKS (0.55%)
 Northern Trust                                        4,340                189,398
FINANCE-INVESTMENT BANKER & BROKER (0.96%)
 Bear Stearns                                          1,560                157,653
 Legg Mason                                            2,260                174,540
                                                                            332,193
FINANCE-MORTGAGE LOAN/BANKER (0.55%)
 Doral Financial                                       4,400                190,300
FOOD-CONFECTIONERY (0.50%)
 Hershey Foods                                         2,950                172,546
FOOD-RETAIL (0.65%)
 Whole Foods Market                                    2,510                224,444
HOSPITAL BEDS & EQUIPMENT (0.54%)
 Kinetic Concepts /1/                                  2,850                185,250
HOTELS & MOTELS (2.48%)
 Marriott International                                9,000                568,620
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (CONTINUED)
                                                                        $
 Starwood Hotels & Resorts Worldwide                   4,960                287,134
                                                                            855,754
HUMAN RESOURCES (1.07%)
 Robert Half International                            12,210                370,451
IDENTIFICATION SYSTEM-DEVELOPMENT (0.74%)
 Cogent /1/                                            8,410                254,823
INDUSTRIAL AUTOMATION & ROBOTS (1.39%)
 Rockwell International                                8,460                479,259
INDUSTRIAL GASES (0.51%)
 Praxair                                               4,060                175,189
INSTRUMENTS-SCIENTIFIC (2.50%)
 Fisher Scientific International /1/                   8,330                526,039
 Waters /1/                                            6,800                333,744
                                                                            859,783
INTERNET BROKERS (0.93%)
 E*trade Group /1/                                    23,310                320,513
INTERNET CONTENT-INFORMATION & NEWS (1.48%)
 Ask Jeeves /1/                                        8,140                230,850
 CNET Networks /1/                                    25,300                278,300
                                                                            509,150
INTERNET INFRASTRUCTURE SOFTWARE (2.44%)
 F5 Networks /1/                                      10,490                502,891
 TIBCO Software /1/                                   30,690                337,283
                                                                            840,174
INTERNET SECURITY (2.31%)
 CheckFree /1/                                        10,070                392,730
 VeriSign /1/                                         15,610                403,362
                                                                            796,092
INVESTMENT MANAGEMENT & ADVISORY SERVICES (2.18%)
 Affiliated Managers Group /1/                         4,965                314,831
 T. Rowe Price Group                                   7,310                437,503
                                                                            752,334
LASERS-SYSTEMS & COMPONENTS (0.80%)
 Cymer /1/                                            10,340                274,217
LEISURE & RECREATION PRODUCTS (0.71%)
 WMS Industries /1/                                    7,810                244,765
MEDICAL INSTRUMENTS (0.98%)
 Biomet                                                7,930                336,866
MEDICAL LABORATORY & TESTING SERVICE (0.72%)
 Laboratory Corp. of America Holdings /1/              5,170                247,385
MEDICAL PRODUCTS (2.06%)
 Cooper                                                3,730                286,091
 INAMED /1/                                            6,130                424,196
                                                                            710,287
MEDICAL-BIOMEDICAL/GENE (1.18%)
 Genzyme /1/                                           6,990                406,888
MEDICAL-DRUGS (1.09%)
 Elan /1/                                              6,250                168,313
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                        $
 Sepracor /1/                                          3,600                205,848
                                                                            374,161
MEDICAL-HMO (3.56%)
 AMERIGROUP /1/                                        6,060                249,126
 Pacificare Health Systems /1/                         5,360                329,801
 WellPoint /1/                                         5,320                646,380
                                                                          1,225,307
MEDICAL-NURSING HOMES (0.52%)
 Manor Care                                            5,190                179,315
MISCELLANEOUS INVESTING (0.72%)
 Host Marriott                                        15,570                249,120
MOTION PICTURES & SERVICES (0.61%)
 DreamWorks Animation /1/                              5,980                211,273
NETWORKING PRODUCTS (2.36%)
 Ixia /1/                                              7,510                116,555
 Juniper Networks /1/                                 27,720                696,604
                                                                            813,159
OIL & GAS DRILLING (0.84%)
 Transocean Sedco Forex /1/                            6,570                289,080
OIL COMPANY-EXPLORATION & PRODUCTION (2.22%)
 Range Resources                                      11,620                257,848
 Ultra Petroleum /1/                                   3,370                173,656
 XTO Energy                                            9,335                335,220
                                                                            766,724
OIL FIELD MACHINERY & EQUIPMENT (1.34%)
 Grant Prideco /1/                                    13,700                268,520
 Smith International /1/                               3,240                191,808
                                                                            460,328
OIL-FIELD SERVICES (0.53%)
 BJ Services                                           3,800                182,590
OPTICAL SUPPLIES (1.24%)
 Bausch & Lomb                                         5,860                427,135
PHARMACY SERVICES (0.61%)
 Medco Health Solutions /1/                            4,950                210,722
PIPELINES (0.36%)
 Questar                                               2,420                122,936
RADIO (0.38%)
 Sirius Satellite Radio /1/                           19,960                132,135
RETAIL-APPAREL & SHOE (2.72%)
 American Eagle Outfitters                             3,980                202,184
 Chico's FAS /1/                                       9,260                487,817
 Urban Outfitters /1/                                  5,850                246,109
                                                                            936,110
RETAIL-BEDDING (1.40%)
 Bed Bath & Beyond /1/                                12,010                483,883
RETAIL-MAIL ORDER (1.12%)
 Williams-Sonoma /1/                                  11,160                386,136
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (2.10%)
                                                                        $
 P.F. Chang's China Bistro /1/                         4,010                222,916
 Yum! Brands                                          10,780                499,653
                                                                            722,569
SAVINGS & LOANS-THRIFTS (0.64%)
 Sovereign Bancorp                                     9,760                221,942
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.20%)
 Marvell Technology Group /1/                         12,390                414,446
SEMICONDUCTOR EQUIPMENT (2.42%)
 Kla-Tencor /1/                                        8,430                389,887
 Lam Research /1/                                     16,530                442,343
                                                                            832,230
STEEL PRODUCERS (0.71%)
 AK Steel Holding /1/                                 16,960                246,090
STEEL-SPECIALTY (0.94%)
 Allegheny Technologies                               13,480                323,520
TELECOMMUNICATION EQUIPMENT (1.76%)
 Comverse Technology /1/                              18,360                410,346
 Sonus Networks /1/                                   31,950                195,853
                                                                            606,199
TELECOMMUNICATION SERVICES (0.75%)
 Amdocs /1/                                            8,670                257,933
THERAPEUTICS (2.43%)
 Eyetech Pharmaceuticals /1/                           5,140                189,460
 Medicines /1/                                         6,950                191,195
 MGI Pharma /1/                                        8,250                187,193
 Neurocrine Biosciences /1/                            5,870                268,552
                                                                            836,400
TRANSPORT-SERVICES (0.62%)
 Expeditors International of Washington                3,790                212,771
TRANSPORT-TRUCK (0.72%)
 Yellow Roadway /1/                                    4,380                247,996
WEB HOSTING & DESIGN (1.14%)
 Macromedia /1/                                       11,460                392,390


                                              Shares
                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WIRELESS EQUIPMENT (0.54%)
                                                                        $
 American Tower /1/                                   10,270                186,092
                                        TOTAL COMMON STOCKS              34,314,645
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (99.60%)              34,314,645
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (0.40%)                                                                    137,232
                                 TOTAL NET ASSETS (100.00%)             $34,451,877
                                                                        -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 6,321,984
Unrealized Depreciation                         (750,372)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,571,612
Cost for federal income tax purposes         $28,743,033


The Fund's schedule of investments as of January 31, 2005 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Partners MidCap Growth Fund, Inc
                     -----------------------------------------------------------



By           /s/ Ralph C. Eucher
============ -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -------------------------------------------------------------------

         Ralph C. Eucher, President

Date         3/18/2005
             ---------------------------



By           /s/ Jill R. Brown
============ -------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         3/18/2005
             ---------------------------